CONVERTIBLE NOTE RECEIVABLE (RELATED PARTY) - Additional Information (Details)			1 Months Ended	3 Months Ended
	Mar. 14, 2025 USD ($)	Mar. 14, 2025 £ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate purchase price in cash				$ 749,905
SYME Strategic Investment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate purchase price in cash	$ 5,150,000
Percentage of annual interest rate on notes	14.33%
Fixed conversion rate | £ / shares		£ 0.00003
Exercise price | £ / shares		£ 0.000039
Fixed exchange rate		0.7469
SYME Strategic Investment [Member] | Convertible Note Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial fair value of convertible note receivable			$ 260,000
Payments to acquire convertible notes receivable			$ 150,000
Fair value of convertible note receivable				2,366,100	$ 2,585,100
Convertible notes receivable				5,150,000	5,150,000
Interest accrued				$ 415,469	$ 233,498